Accounts Receivable - Summary of Accounts Receivable, Net of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	Mar. 26, 2016	Mar. 28, 2015
Receivables [Abstract]
Customer trade receivables	$ 8,041	$ 5,384
Other receivables	2,252	2,312
Total	$ 10,293	$ 7,696